Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.	Convertible Notes:

March 12, 2015 - $4,000 Convertible  Note

On March 12, 2015 ("Commitment Date"), the Company issued a convertible note of $4,000 to Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is also the Company's principal shareholder, for general corporate purposes. As of December 31, 2018, $3,800 was outstanding under this note. The next two installments, $200 each, are due in 2019 and the final installment of $200, along with a balloon installment of $3,200, is payable on the final maturity date, March 19, 2020 (Note 14j). The note is secured by a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd., which is the holding company of the vessel-owning subsidiary that owns the Lordship and of the bareboat charterer of the Knightship.

September 27, 2017 - $13,750 Convertible  Note

On September 27, 2017 ("Commitment Date"), the Company issued a convertible note to Jelco for an amount of $13,750. On February 13, 2019, the Company and Jelco entered into an amendment to this note (Note 14(d)). As of December 31, 2018, $13,750 was outstanding under this note. The note is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and guarantees from the Company’s respective vessel-owning subsidiary that owns the Partnership and from the Company’s wholly-owned subsidiary, Emperor Holding Ltd.; all cross collateralized with the loan entered into with Jelco on May 24, 2017, as amended and restated and further supplemented (Note 14). Of the $13,750 under the note, $4,750 were used to make a mandatory prepayment under the May 2017 Jelco loan facility (Note 3(b)).

This note was determined to contain a BCF at the commitment date for which the intrinsic value of the BCF was not greater than the proceeds of $13,750 allocated to the convertible instrument, and the amount of the discount assigned to the BCF was $10,389.

The debt movement of the above two convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	4,000	(4,000)	425	425
Additions	13,750	(10,389)	-	3,361
Amortization (Note 11)	-	-	792	792
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 11)	-	-	2,384	2,384
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962

The equity movement of the above two convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2016	3,800
Additions	10,389
Balance, December 31, 2017	14,189
Balance, December 31, 2018	14,189

September 7, 2015 - Revolving Convertible  Note

On September 7, 2015 ("Commitment Date"), the Company issued a revolving convertible note to Jelco for an amount up to $6,765 (the "Applicable Limit") for general corporate purposes. Following ten amendments to the revolving convertible note between December 2015 and September 2018, the Applicable Limit was raised to $24,665. Following the tenth amendment on September 1, 2018, a drawdown request of up to $3,500 may be made by April 10, 2019 (Note 14j) (the “Final Revolving Advance Date”).If the request is not made by the Final Revolving Advance Date, the advance will not be available to be drawn. The aggregate outstanding principal is repayable in December 2022. The note is secured by a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. As of December 31, 2018, $21,165 was outstanding under this note.

The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	1,335	1,335
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Additions	3,500	-	-	-
Amortization (Note 11)	-	-	1,955	1,955
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2016	21,165
Balance, December 31, 2017	21,165
Balance, December 31, 2018	21,165

All three convertible notes bear interest at three-month LIBOR plus a margin of 5% with quarterly interest payments. At Jelco's option, the outstanding principal amount under each of the three convertible notes or any part thereof may be paid at any time in common shares at a conversion price of $13.50 per share. Jelco will receive customary registration rights with respect to all shares upon conversion.

b.	Loan Agreements:

On October 4, 2016, the Company entered into a $4,150 loan facility with Jelco to finance the initial deposits for the vessels Lordship and Knightship. As amended, the aggregate amount that could be borrowed was increased to up to $12,800 (to partially finance the remaining payment for the Lordship and the Knightship). The facility bears interest at LIBOR plus a margin of 8.5% per annum and is repayable in one bullet payment together with accrued interest on the maturity date. Seanergy Maritime Holdings Corp. is the borrower under this facility. On December 14, 2016, the Company prepaid Jelco $6,900. On February 13, 2019, the Company and Jelco entered into a second amendment and restatement agreement, whereby, among other things, the final repayment date was extended to June 30, 2020 (Note 14(d)). The facility is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and guaranteed from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. and the vessel-owning subsidiary of the Partnership. As of December 31, 2018, $5,900 was outstanding under this loan facility and is classified under non-current liabilities. The balance sheet amount is shown net of deferred financing costs.

On May 24, 2017, the Company entered into an up to $16,200 loan facility with Jelco to partially finance the acquisition of the Partnership. The Company drew down the $16,200 on May 24, 2017 with an amount of $4,750 being repaid during 2017 (Note 3(a)). The facility, as amended, currently bears interest at three-month LIBOR plus a margin of 6% per annum which is payable quarterly and the principal is repayable in one bullet payment due on the maturity date. The maturity date, as amended on February 13, 2019, has been deferred to December 30, 2020 (Note 14). The facility is secured by a second preferred mortgage over the Partnership, second priority general assignment covering earnings, insurances and requisition compensation over the vessel, a guarantee from the vessel-owning subsidiary of the Partnership and a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. (Note 14). As of December 31, 2018, $11,450 was outstanding under this loan facility and is classified under non-current liabilities.

On April 10, 2018, the Company entered into a $2,000 loan facility with Jelco for working capital purposes. The Company drew down the $2,000 on April 12, 2018. The facility, as amended on June 13, 2018 and as further amended on August 11, 2018 and January 31, 2019 (Note 14) by supplemental letters, bears interest at 10% per annum, payable quarterly, and the principal is payable in one bullet payment due by April 1, 2019 (Note 14j). The facility is secured by a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. As of December 31, 2018, $2,000 was outstanding under this loan facility and is classified under non-current liabilities.